J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Small Cap Blend Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMORGAN TRUST II

JPMorgan Small Cap Growth Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 29, 2025

to the current Summary Prospectuses, Prospectuses,

and Statement of Additional Information, as supplemented

Portfolio Manager Changes during the third quarter of 2026.

Steven Lee has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) during the third quarter of 2026. Mr. Lee will continue to serve on the portfolio management team of the JPMorgan U.S. Large Cap Core Plus Fund until his retirement. In anticipation of Mr. Lee’s retirement, effective immediately, Timothy Woodhouse and Andrew Stern are added as portfolio managers for the Fund, and upon Mr. Lee’s retirement the current portfolio manager Susan Bao as well as Mr. Woodhouse and Mr. Stern will continue to be responsible for the day-to-day management of the Fund.

In addition, Eytan Shapiro has announced his intention to step back from portfolio management duties from JPMIM effective in the third quarter of 2026 (the “Effective Date”). Mr. Shapiro will continue as the Chief Investment Officer of the J.P. Morgan Growth Team. With respect to the JPMorgan Small Cap Growth Fund, Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the third quarter of 2026, and upon the Effective Date, the current co-portfolio manager Michael Stein will become the lead portfolio manager, and Philip Hart will also continue to be responsible for the day-to-day management of the Fund as co-portfolio manager. With respect to the JPMorgan Small Cap Blend Fund, Mr. Shapiro will also continue to serve on the portfolio management team of the Fund until the third quarter of 2026. In anticipation of Mr. Shapiro’s future plans, effective immediately, Michael Stein is added as a portfolio manager for the Fund, and upon the Effective Date the current co-portfolio manager Lawrence Playford as well as Mr. Stein will continue to be responsible for the day-to-day management of the Fund.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

JPMorgan U.S. Large Cap Core Plus Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Susan Bao	2005	Managing Director
Steven Lee*	2020	Managing Director
Timothy Woodhouse	2025	Managing Director
Andrew Stern	2025	Executive Director

*

Mr. Lee has announced his retirement from the adviser during the third quarter of 2026. Mr. Lee will continue to serve on the portfolio management team of the Fund until his retirement, and upon his retirement the current portfolio managers, Ms. Bao, Mr. Woodhouse and Mr. Stern will continue to be responsible for the day-to-day management of the Fund.

SUP-USEQ-PM-725

JPMorgan Small Cap Growth Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro*	2004	Managing Director
Philip D. Hart	2023	Managing Director
Michael Stein	2023	Managing Director

*

Mr. Shapiro has announced his intention to step back from portfolio management responsibilities effective in the third quarter of 2026. Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the third quarter of 2026, and upon that date the current portfolio manager Mr. Stein will become the lead portfolio manager, and Mr. Hart will also continue to be responsible for the day-to-day management of the Fund as co-portfolio manager.

JPMorgan Small Cap Blend Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro*	2004	Managing Director
Lawrence E. Playford	2020	Managing Director
Michael Stein	2025	Managing Director

*

Mr. Shapiro has announced his intention to step back from portfolio management responsibilities effective in the third quarter of 2026. Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the third quarter of 2026, and upon that date the current portfolio managers, Mr. Playford and Mr. Stein will continue to be responsible for the day-to-day management of the Fund.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — U.S. Large Cap Core Plus” section of each Prospectus is deleted in its entirety and replaced with the following:

U.S. Large Cap Core Plus Fund

The Fund is managed by Susan Bao, Managing Director of JPMIM and CFA charterholder, Steven G. Lee, Managing Director of JPMIM, Timothy Woodhouse, Managing Director of JPMIM and CFA charterholder and Andrew Stern, Executive Director of JPMIM and CFA charterholder, each of whom has day-to-day management responsibility for the Fund. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2001 and has been employed by the firm since 1997. Mr. Lee is a senior member of the U.S. Equity Core portfolio management team. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Woodhouse is a portfolio manager in the Global Core Equity Group and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 2008. Mr. Stern, an employee since 2008, is a portfolio manager in the U.S. Equity Group.

Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Mr. Lee will continue to serve on the portfolio management team of the Fund until his retirement, and upon his retirement the current portfolio managers, Ms. Bao, Mr. Woodhouse and Mr. Stern will continue to be responsible for the day-to-day management of the Fund.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Small Cap Growth Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, Phillip D. Hart, Managing Director of JPMIM and a CFA charterholder, and Michael Stein, Managing Director of JPMIM and a CFA charterholder. Mr. Shapiro is the lead portfolio manager on the Fund and is Chief Investment Officer of the U.S. Equity Growth Team. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Mr. Hart is Head of the U.S. Structured Equity Small and Mid Cap team, and a portfolio manager. An employee since 2003, he has been managing small and mid cap assets for the past 20 years and his responsibilities include managing all of the team’s strategies. Previously, he has held roles as both a fundamental and quantitative research analyst in addition to helping with daily implementation and maintenance of portfolios. An employee since 2014, Mr. Stein is a portfolio manager and research analyst within the U.S. Equity Group. He leads industrials & energy sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Small Cap Growth, Mid Cap Growth, and Mid Cap Equity Strategies.

Mr. Shapiro has announced his intentions to step back from portfolio management duties effective in the third quarter of 2026 (the “Effective Date”). Mr. Shapiro will continue as the Chief Investment Officer of the J.P. Morgan Growth Team. Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the third quarter of 2026. Upon the Effective Date, the Fund’s current co-portfolio manager Mr. Stein will become the lead portfolio manager, and Mr. Hart will also continue to be responsible for the day-to-day management of the Fund as co-portfolio manager.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Small Cap Blend Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Small Cap Blend Fund

The portfolio management team is led by Lawrence E. Playford, Managing Director of JPMIM and a CFA charterholder, Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, and Michael Stein, Managing Director of JPMIM and a CFA charterholder. Mr. Playford leads the team primarily responsible for the Fund’s value investments while Mr. Shapiro and Mr. Stein lead the team primarily responsible for the Fund’s growth investments. An employee of JPMIM or its affiliates since 1993, Mr. Playford is a senior member of the U.S. Equity Value team. He joined the team as a research analyst in 2003 and became a portfolio manager in 2004. Mr. Shapiro is Chief Investment Officer of the U.S. Equity Growth Team. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. An employee since 2014, Mr. Stein is a portfolio manager and research analyst within the U.S. Equity Group. He leads industrials & energy sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Small Cap Growth, Mid Cap Growth, and Mid Cap Equity Strategies.

As noted above, Mr. Shapiro has announced his intentions to step back from portfolio management duties upon the Effective Date. Mr. Shapiro will continue as the Chief Investment Officer of the J.P. Morgan Growth Team. Mr. Shapiro will continue to serve on the portfolio management team of the Fund until the third quarter of 2026. Upon the Effective Date, the Fund’s current co-portfolio managers Mr. Playford and Mr. Stein will continue to be responsible for the day-to-day management of the Fund.

Effective immediately, the information in the “Portfolio Managers—Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to each Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Large Cap Core Plus Fund
Susan Bao	0	$0	5	$17,310,224	463	$1,515,665
Steven Lee**,***	1	374,644	4	13,119,709	1	622,107
Timothy Woodhouse**	0	0	7	21,782,266	8	5,567,295
Andrew Stern**	7	30,603,394	3	1,869,727	0	0

JPMorgan Small Cap Blend Fund
Eytan Shapiro*	3	4,522,771	4	3,336,180	1	344,620
Lawrence Playford	16	20,179,606	2	183,790	8	244,994
Michael Stein**	7	26,766,677	4	744,116	4	648,858

Small Cap Growth Fund
Eytan Shapiro*	3	2,350,611	4	3,336,180	1	344,620
Philip Hart	16	7,001,679	4	1,181,265	3	870,422
Michael Stein**	6	23,533,120	4	744,116	4	648,858

*

Mr. Shapiro has announced his intention to step back from portfolio management duties from JPMIM during the third quarter of 2026. Until that date, Mr. Shapiro will continue to serve on the portfolio management team.

**	As of 6/30/25.
***	Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Until his retirement, Mr. Lee will continue to serve on the portfolio management team.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Large Cap Core Plus Fund
Susan Bao	0	$0	0	$0	0	$0
Steven Lee**,***	0	0	0	0	1	1,684,841
Timothy Woodhouse**	0	0	0	0	0	0
Andrew Stern**	0	0	0	0	0	0

JPMorgan Small Cap Blend Fund
Eytan Shapiro*	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	1	120,738
Michael Stein**	0	0	0	0	0	0

Small Cap Growth Fund
Eytan Shapiro*	0	0	0	0	0	0
Philip Hart	0	0	0	0	0	0
Michael Stein**	0	0	0	0	0	0

*

Mr. Shapiro has announced his intention to step back from portfolio management duties from JPMIM during the third quarter of 2026. Until that date, Mr. Shapiro will continue to serve on the portfolio management team.

**	As of 6/30/25.
***	Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Until his retirement, Mr. Lee will continue to serve on the portfolio management team.

In addition, effective immediately, the information in the “Portfolio Managers – Portfolio Managers’ Ownership of Securities” section of the SAI with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Large Cap Core Plus Fund
Susan Bao							X
Steven Lee***							X
Timothy Woodhouse**	X
Andrew Stern**			X

Small Cap Blend
Eytan Shapiro*					X
Lawrence Playford							X
Michael Stein**	X

Small Cap Growth Fund
Eytan Shapiro*					X
Philip Hart					X
Michael Stein					X

*

Mr. Shapiro has announced his intention to step back from portfolio management duties from JPMIM during the third quarter of 2026. Until that date, Mr. Shapiro will continue to serve on the portfolio management team.

**	As of 6/30/25.
***	Mr. Lee has announced his retirement from JPMIM during the third quarter of 2026. Until his retirement, Mr. Lee will continue to serve on the portfolio management team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE